Statements of Changes in Stockholder's Equity - USD ($) $ in Millions		Total	Cumulative Effect, Period of Adoption, Adjustment		Common Stock	Additional Paid-in Capital	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment		Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Cumulative Effect, Period of Adoption, Adjustment
Balance at the beginning of the period at Dec. 31, 2017		$ 207.0			$ 5.0	$ 55.9	$ 17.9			$ 128.2	$ 18.6
Equity
Cumulative effect of change in accounting principles, net of taxes								$ (26.7)
Balance at the end of the period at Jan. 01, 2018								8.1
Balance at the beginning of the period at Dec. 31, 2017		207.0			5.0	55.9	17.9			128.2	18.6
Equity
Net income		65.0					65.0
Dividends to Parent		(15.0)					(15.0)
Other comprehensive income (loss)		$ (64.5)								(64.5)
Cumulative effect of change in accounting principles, net of taxes	[1]		$ 0.0					(18.6)			$ 18.6
Accounting Standards Update [Extensible List]		us-gaap:AccountingStandardsUpdate201613Member
Balance at the end of the period at Dec. 31, 2018		$ 192.5			5.0	55.9	49.3			82.3
Equity
Net income		65.0
Net income		44.9					44.9
Dividends to Parent		(27.0)					(27.0)
Other comprehensive income (loss)		69.0								69.0
Balance at the end of the period at Dec. 31, 2019		279.4	$ (1.3)	[2]	5.0	55.9	67.2	$ (1.3)	[2]	151.3
Equity
Net income		44.9
Net income		28.2					28.2
Dividends to Parent		(18.0)					(18.0)
Non-cash capital increase		11.3				11.3
Other comprehensive income (loss)		35.4								35.4
Balance at the end of the period at Dec. 31, 2020		335.0			$ 5.0	$ 67.2	$ 76.1			$ 186.7
Equity
Net income		$ 28.2

[1]	Amounts relate to: (i) the requirement to recognize the changes in fair value of equity securities directly within income (resulting in a reclassification of unrealized gains as of January 1, 2018 between accumulated other comprehensive income (“AOCI”) and retained earnings); and (ii) the reclassification from AOCI to retained earnings for stranded tax effects resulting from the U.S. Tax Cuts and Jobs Act. See Note 2 for additional information.
[2]	Amount relates to the adoption of a new accounting standard for accounting for expected credit losses for assets held at amortized cost, which established allowances for such expected credit losses as of January 1, 2020. See Note 2 for additional information.